Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of credit risk exposure [line items]
Exchange rate changes/other		$ 1		$ 1
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		51		50
Provision for credit losses	$ (1)	(20)	$ (1)	(19)
Exchange rate changes/other	1		1
Balance at end of period		32		32
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	7,481	6,074	6,352	5,348
Provision for credit losses	885	665	3,358	2,399
Net write-offs	(622)	537	(1,786)	(1,467)
Exchange rate changes/other	(102)	64	(282)	(142)
Balance at end of period	7,642	6,138	7,642	6,138
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	7,125	5,715	6,037	5,004
Balance at end of period	7,272	5,798	7,272	5,798
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	353	302	311	288
Balance at end of period	367	303	367	303
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		51		50
Balance at end of period		32		32
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3	6	4	6
Balance at end of period	3	5	3	5
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	730	569	572	481
Provision for credit losses	46	36	240	138
Net write-offs	1	(2)	(3)	(8)
Exchange rate changes/other	(10)	(4)	(42)	(12)
Balance at end of period	767	599	767	599
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,633	1,371	1,482	1,228
Provision for credit losses	184	188	719	603
Net write-offs	(197)	(154)	(564)	(427)
Exchange rate changes/other	3	(8)	(14)	(7)
Balance at end of period	1,623	1,397	1,623	1,397
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,320	1,139	1,233	1,069
Provision for credit losses	217	169	697	575
Net write-offs	(214)	(155)	(606)	(490)
Exchange rate changes/other		3	(1)	2
Balance at end of period	1,323	1,156	1,323	1,156
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	343	230	272	194
Provision for credit losses	34	46	168	122
Net write-offs	(25)	(24)	(77)	(58)
Exchange rate changes/other	(7)	(6)	(18)	(12)
Balance at end of period	345	246	345	246
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,455	2,714	2,793	2,326
Provision for credit losses	405	246	1,535	980
Net write-offs	(187)	(202)	(536)	(484)
Exchange rate changes/other	(89)	(50)	(208)	(114)
Balance at end of period	$ 3,584	$ 2,708	$ 3,584	$ 2,708